Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Prior service costs	$ (443)	$ (522)
Net accumulated actuarial net (loss) gain	(2,008)	1,560
Accumulated other comprehensive (loss) gain	(2,451)	1,038
Net periodic benefit cost in excess of cumulative employer contributions	(2,593)	(2,358)
Net amount recognized at December 31, balance sheet	(5,044)	(1,320)
Net (loss) gain arising during period	(3,568)	3,378
Prior service cost amortization	79	79
Amortization of net actuarial loss	0	31
Total recognized in other comprehensive (loss) income	(3,489)	3,488
Total recognized in net periodic pension cost and other comprehensive (loss) income	$ 4,449	$ (2,315)